                                                                ANNUAL REPORT TO
                                                       SHAREHOLDERS FOR THE YEAR
                                                          ENDED OCTOBER 31, 1999

LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

[LOGO]
OFFERING INVESTORS THE OPPORTUNITY FOR A HIGH LEVEL OF CURRENT INCOME AND PRESERVATION OF CAPITAL

KEMPER
INCOME AND CAPITAL PRESERVATION FUND

         "... The overall outlook appears quite favorable for corporate bonds. The economy is growing well, and corporate profits remain robust, which bodes well for the ability of companies to comfortably meet their debt payments. ..."

                                                             [KEMPER FUNDS LOGO]

CONTENTS
3
Economic Overview
5
Performance Update
7
Terms to Know
9
Portfolio Statistics
10
Portfolio of Investments
13
Financial Statements
15
Notes to Financial Statements
19
Financial Highlights
21
Report of Independent Auditors




AT A GLANCE
--------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL
PRESERVATION FUND TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31, 1999
(UNADJUSTED FOR ANY SALES CHARGE)


                                  [BAR GRAPH]
--------------------------------------------------------------------------------

CLASS A                                                     -1.45
CLASS B                                                     -2.37
CLASS C                                                     -2.19
LIPPER CORPORATE DEBT A-RATED FUNDS CATEGORY AVERAGE*       -0.92
--------------------------------------------------------------------------------

Returns and rankings are historical and do not guarantee future results. investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost.

*Lipper Analytical Services, Inc. returns and rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges; if sales charges had been included, results may have been less favorable.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------

                                   AS OF         AS OF
                                  10/31/99      10/31/98
--------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL
PRESERVATION FUND CLASS A            $8.06      $8.67
--------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL
PRESERVATION FUND CLASS B            $8.02      $8.64
--------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL
PRESERVATION FUND CLASS C            $8.05      $8.66
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL PRESERVATION
FUND RANKINGS*
--------------------------------------------------------------------------------
COMPARED WITH ALL OTHER FUNDS IN THE LIPPER CORPORATE DEBT A-RATED FUNDS
CATEGORY

                     CLASS A              CLASS B                CLASS C
--------------------------------------------------------------------------------
1-YEAR           #106 of 164 funds     #136 of 164 funds     #129 of 164 funds
--------------------------------------------------------------------------------
5-YEAR           #31 of 100 funds      #86 of 100 funds      #80 of 100 funds
--------------------------------------------------------------------------------
10-YEAR          #12 of 42 funds            N/A                   N/A
--------------------------------------------------------------------------------
15-YEAR          #10 of 26 funds            N/A                   N/A
--------------------------------------------------------------------------------
20-YEAR          #11 of 20 funds            N/A                   N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 DIVIDEND AND YIELD REVIEW
--------------------------------------------------------------------------------
 THE FOLLOWING TABLE SHOWS PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUND AS OF OCTOBER 31, 1999.

                              CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------
ONE-YEAR INCOME:              $0.4880       $0.4203       $0.4251
--------------------------------------------------------------------------------
OCTOBER DIVIDEND:             $0.0400       $0.0351       $0.0359
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:              5.96%         5.25%         5.35%
--------------------------------------------------------------------------------
SEC YIELD+:                      5.47%         4.46%         4.75%
--------------------------------------------------------------------------------

+CURRENT ANNUALIZED DISTRIBUTION RATE IS THE LATEST MONTHLY DIVIDEND SHOWN AS AN
 ANNUALIZED PERCENTAGE OF NET ASSET VALUE ON OCTOBER 31, 1999. DISTRIBUTION RATE SIMPLY MEASURES THE LEVEL OF DIVIDENDS AND IS NOT A COMPLETE MEASURE OF PERFORMANCE. THE SEC YIELD IS NET INVESTMENT INCOME PER SHARE EARNED OVER THE MONTH ENDED OCTOBER 31, 1999, SHOWN AS AN ANNUALIZED PERCENTAGE OF THE MAXIMUM OFFERING PRICE ON THAT DATE. THE SEC YIELD IS COMPUTED IN ACCORDANCE WITH THE STANDARDIZED METHOD PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. YIELDS AND DISTRIBUTION RATES ARE HISTORICAL AND WILL FLUCTUATE.


YOUR FUND'S STYLE

--------------------------------------------------------------------------------
MORNINGSTAR INCOME STYLE BOX
--------------------------------------------------------------------------------

[MATURITY QUALITY DIAGRAM]

Source: Data provided by Morningstar, Inc., Chicago, IL 312-696-6000. The Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PLEASE NOTE THAT STYLE BOXES DO NOT REPRESENT AN EXACT ASSESSMENT OF RISK AND DO NOT REPRESENT FUTURE PERFORMANCE. THE FUND'S PORTFOLIO CHANGES FROM DAY TO DAY. A LONGER-TERM VIEW IS REPRESENTED BY THE FUND'S MORNINGSTAR CATEGORY, WHICH IS BASED ON ITS ACTUAL INVESTMENT STYLE AS MEASURED BY ITS UNDERLYING PORTFOLIO HOLDINGS OVER THE PAST THREE YEARS. MORNINGSTAR HAS PLACED KEMPER INCOME AND CAPITAL PRESERVATION FUND IN THE INTERMEDIATE-TERM BOND CATEGORY. PLEASE CONSULT THE PROSPECTUS FOR A DESCRIPTION OF INVESTMENT POLICIES.

ECONOMIC OVERVIEW

Scudder Kemper Investments, the investment manager for Kemper Funds, is one of the largest and most experienced investment management organizations in the world, managing more than $290 billion in assets for institutional and corporate clients, retirement and pension plans, insurance companies, mutual fund investors and individuals. Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities based on a combination of proprietary research and disciplined, long-term investment strategies.


DEAR KEMPER FUNDS SHAREHOLDER:

    Markets have been aquiver about inflation risks. Growth in the United States continues to exceed most expectations. Labor markets are visibly tight. These are the precursors to inflation -- everybody knows it.

    Everybody except us, that is. We don't buy it in principle, and reality is proving our theory correct.

    First, let's look at growth. The traditional economic view is that growth causes inflation. Today, we're seeing exactly the opposite: Low inflation is causing growth. Low inflation keeps interest rates down, and low interest rates spur investment by making borrowing money cheap. Investment allows companies to add capacity, keeping competition fierce. As a result, companies aren't raising prices; they're competing for business by keeping goods attractive and prices low. That's true for the old economy, in which consumers were buying t-shirts, and the new economy, in which consumers are buying Internet services. Everywhere they look, consumers see bargains -- in the malls, in the auto showrooms, at the mortgage companies.

    As for tight labor markets, the traditional economic view is that tight labor -- i.e., many "help-wanted" signs -- forces companies to pay a premium for talent. That, in turn, forces companies to raise their prices in order to protect their profits. And raising prices results in inflation. In contrast, we believe that tight labor markets won't cause wages to surge. Why?

    To start with, temporary agencies have proliferated, accounting for 2.2 percent of jobs, up from 0.5 percent in the early 1980s. They get just the right amount and type of labor to the right spot at the right time to get the job done.

    Immigration also keeps a lid on wage rates, since it replenishes the work force much faster than births. Immigration is at its highest level ever; an amazing 10 percent of the population is foreign-born. Nearly 1 million people enter the United States legally each year, and another 300,000 just show up. When they get here, they look for jobs. And often, they're willing to accept lower-paying jobs than the average citizen.

    Finally, and perhaps most importantly, wage rates are kept in check by executives' intense profit focus. Payroll is a company's biggest expense. When payroll skyrockets, profits decline -- and that would be bad for a CEO who promised Wall Street double-digit earnings growth from now to the end of time. If investors are disappointed in earnings growth, they sell their stock. And when they sell their stock, the stock options that are an essential part of many executives' compensation are as valuable as scrap paper.

    Supporting our theory are two distinct and important sets of data released in late October: The Bureau of Economic Analysis released its third-quarter estimate of gross domestic product (GDP), the value of all goods and services produced in the United States, and the Bureau of Labor Statistics released its employment cost index (ECI), which measures what employers pay for their workers' wages, salaries and benefits.

    GDP grew at a 4.8 percent rate in the third quarter, up sharply from the revised 1.9 percent second-quarter pace and just slightly above the consensus estimate of 4.7 percent.

    At the same time, however, the ECI rose by 0.8 percent in the July-September period, down from a 1.1 percent increase in the second quarter. The third-quarter gain also was lower than the 0.9 percent increase forecast by economists in a Reuters poll. (The report, by the way, is said to be one of the favorites of Federal Reserve Chairman Alan Greenspan, who uses it as a key indicator of inflation pressures in the world's largest economy.)

    In essence, then, the U.S. economy posted its strongest growth so far this year in the third quarter, while wage costs remained tame. The combination of strong consumer demand and the lowest unemployment in a generation just isn't igniting wage-driven inflation.

    Nevertheless, the Federal Reserve Board raised the federal funds rate and the discount rate by one quarter of a point (0.25%) each at its Nov. 16 meeting. Do we think the Fed made a bad decision? Actually, no.

    First, the Fed has to guard against the possibility that the old relationship between growth and inflation will soon reassert itself. Even if the Fed shared our belief that

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

Economic activity is a key influence on investment performance and shareholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch have a significant impact on mutual fund performance.

    The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                  [BAR GRAPH]

                                     NOW (11/30/99)          6 MONTHS AGO            1 YEAR AGO            2 YEARS AGO
                                     --------------          ------------            ----------            -----------
10-year Treasury rate(1)                   6.00                   5.50                   4.80                   5.90
Prime rate(2)                              8.50                   7.75                   8.00                   8.50
Inflation rate(3)*                         2.60                   2.30                   1.50                   2.00
The U.S. dollar(4)                         -0.7                   -0.9                   1.20                   9.40
Capital goods orders(5)*                  12.60                   2.50                   -0.6                   6.40
Industrial production(5)*                  3.30                   2.90                   3.50                   6.90
Employment growth(6)*                      2.10                   2.10                   2.30                   2.70

(1) FALLING INTEREST RATES IN RECENT YEARS HAVE BEEN A BIG PLUS FOR FINANCIAL ASSETS.
(2) THE INTEREST RATE THAT COMMERCIAL LENDERS CHARGE THEIR BEST BORROWERS.
(3) INFLATION REDUCES AN INVESTOR'S REAL RETURN. IN THE LAST FIVE YEARS, INFLATION HAS BEEN AS HIGH AS 6 PERCENT. THE LOW, MODERATE INFLATION OF THE LAST FEW YEARS HAS MEANT HIGH REAL RETURNS.
(4) CHANGES IN THE EXCHANGE VALUE OF THE DOLLAR IMPACT U.S. EXPORTERS AND THE VALUE OF U.S. FIRMS' FOREIGN PROFITS.
(5) THESE INFLUENCE CORPORATE PROFITS AND EQUITY PERFORMANCE.
(6) AN INFLUENCE ON FAMILY INCOME AND RETAIL SALES.

*DATA AS OF 10/30/99.

SOURCE: ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.

strong consumer demand and low unemployment isn't igniting wage-driven inflation, the organization wouldn't be doing its job if it didn't act in the face of any possibility that inflation might reassert itself.
    More important, the Fed has to be concerned about the explosion in credit we've seen during the last year. Almost everyone but Uncle Sam has been loading up on debt. Companies have borrowed heavily to fund mergers, share buybacks and new investments. Homeowners have taken out bigger mortgages on their houses and new home equity loans. Equity shareholders have ramped up their margin debt. Financial institutions have issued record amounts of new paper to fund their aggressive growth. The Fed's decision to raise interest rates, thereby making borrowing costlier, should take the frenzy out of this borrowing binge. That is a good thing for future financial stability.
    Indeed, the early positive market reaction to the Fed's move suggests that the markets share our views that the Fed made the right decision.
    Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

Scudder Kemper Investments Economics Group

The information contained in this piece has been taken from sources believed to be reliable, but the accuracy of the information is not guaranteed. the opinions and forecasts expressed are those of the economic advisors of Scudder Kemper Investments, Inc. as of November 18, 1999, and may not actually come to pass. this information is subject to change. no part of this material is intended as an investment recommendation.

To obtain a Kemper Funds prospectus, download one from www.kemper.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

PERFORMANCE UPDATE

[CESSINE PHOTO]

ROBERT CESSINE JOINED SCUDDER KEMPER INVESTMENTS, INC. IN JANUARY 1993. HE IS A MANAGING DIRECTOR AND LEAD PORTFOLIO MANAGER OF KEMPER INCOME AND CAPITAL PRESERVATION FUND AND A CHARTERED FINANCIAL ANALYST.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.


AS THE FISCAL YEAR BEGAN, INVESTOR FOCUS SHIFTED FROM TURBULENCE OVERSEAS TO STRONG ECONOMIC GROWTH IN THE UNITED STATES. FEARS OF POTENTIALLY HIGHER INFLATION PUSHED INTEREST RATES UP AND BOND PRICES DOWN THROUGHOUT THE FUND'S FISCAL YEAR. IN THE FOLLOWING Q&A, THE MANAGEMENT TEAM DISCUSSES THE MARKET'S PERFORMANCE AND THEIR INVESTMENT STRATEGY.

Q     BEFORE WE GET INTO THE PERFORMANCE OF THE FUNDS, COULD YOU PROVIDE SOME
BACKGROUND ON HOW BONDS PERFORMED OVER THE LAST 12 MONTHS?

A     The last 12 months were characterized by a nearly continuous rise in interest rates across all maturities. Rising rates were a result of a turnaround in investor expectations that occurred when the fiscal year began last fall. At that time, the market was in the grip of a "flight to quality" (see Terms To Know on page 7) brought on by turbulence in international markets. Russia had defaulted on part of its debt, Asian economies and currency markets were battered by uncertainty, and the stability of Latin American markets was coming into question. In addition, much of Europe was converting to a new currency, the euro, at year-end. For nervous investors, about the only safe bet in town was U.S. Treasury bonds (See Terms To Know on page 7). As a result, money poured into the U.S. Treasury market, and the powerful demand pushed yields down to historically low levels. In fact, for much of October 1998, the yield on 30-year U.S. Treasury bonds was actually below 5 percent for the first time in recent memory.

      To help combat the uncertainty regarding the global economy and to ward off a worsening of the situation, the Federal Reserve cut interest rates three times in the last quarter of 1998. The Fed's plan, in part, was to inject liquidity into the global financial system by stimulating the U.S. economy - and thereby other economies - and make the yields on foreign bonds look more attractive in comparison with U.S. securities.

Q     DID THE FED'S PLAN WORK?

A     Yes, it did. In fact, it worked almost TOO well. Investors gained confidence that foreign economies could bring their problems under control, and assets shifted from the U.S. to other markets. At the same time, some investors feared that the Fed's stimulus, which was uncharacteristically applied during a time of strong U.S. economic growth, would ignite inflation. Both these factors acted to push interest rates up in the U.S. from the end of October 1998 all the way until the end of September 1999. As the fiscal year came to a close, the Federal Reserve was compelled to put the brakes on the U.S. economy by raising rates on August 24 and September 30.

      Because bond prices fall when interest rates rise, these last 12 months have been a challenging period for bond investors. It's been tough to try to create positive returns for shareholders when fighting the constant headwind of rising rates. This difficulty is reflected in the returns of bond indices. For example, the Lehman Brothers Aggregate Bond Index*, which is a broad proxy for the bond market as a whole, gained just 0.53 percent for the 12-month period ended October 31, 1999. High-quality corporate bonds (in which our fund chiefly invests)

PERFORMANCE UPDATE

modestly underperformed that mark: the Lipper A-Rated Corporate Debt Fund Average declining 0.92 percent. Long-maturity Treasuries were hit hardest; the Lehman Brothers Long-Term Government Bond index* was down 6.10 percent for the same period. However, higher-income-producing bonds and shorter-duration (See Terms To Know on page 7) instruments fared better. High-yield corporate bonds (See Terms To Know on page 7) returned 4.34 percent, as measured by the Lehman Brothers High Yield Bond index*. Mortgages, which have shorter durations, returned 3.07 percent, as measured by the Salomon Brothers Mortgage index*.

* THE LEHMAN AGGREGATE BOND INDEX IS A TOTAL RETURN INDEX INCLUDING FIXED-RATE DEBT ISSUES RATED INVESTMENT-GRADE OR BETTER. IT CONTAINS GOVERNMENT, CORPORATE AND MORTGAGE SECURITIES AND IS GENERALLY CONSIDERED REPRESENTATIVE OF THE MARKET FOR INVESTMENT-GRADE BONDS AS A WHOLE. THE LEHMAN BROTHERS LONG-TERM GOVERNMENT BOND INDEX IS A TOTAL RETURN INDEX GENERALLY CONSIDERED REPRESENTATIVE OF THE MARKET FOR TREASURIES AND GOVERNMENT AGENCY SECURITIES WITH MATURITIES GREATER THAN TEN YEARS. THE LEHMAN BROTHERS HIGH YIELD BOND INDEX IS A TOTAL RETURN INDEX GENERALLY CONSIDERED REPRESENTATIVE FOR HIGH-YIELD CORPORATE BONDS. THE SALOMON BROTHERS MORTGAGE INDEX IS A TOTAL RETURN INDEX GENERALLY REPRESENTATIVE OF THE MARKET FOR MORTGAGE BACKED SECURITIES. INVESTORS CANNOT INVEST IN THE INDICES.

Q     WHAT DID THIS MEAN FOR THE CORPORATE BOND MARKET?

A     High-yield bonds were the best performers among corporate bonds.
Shorter-maturity instruments suffered less than longer-maturity ones, so the shorter a security's duration, the better it performed.

Q     HOW DID KEMPER INCOME AND CAPITAL PRESERVATION FUND PERFORM, AND WHAT
STRATEGIES DID YOU USE TO MANAGE THE FUND DURING THIS DIFFICULT PERIOD?

A     The fund's Class A shares had a negative total return of -1.45 percent
(unadjusted for sales charge) for the 12-month period ended October 31, 1999. In comparison, the Lipper A-Rated Corporate Debt Fund Average returned -0.92 percent for the same period, so our performance put us in the lower half of that peer group.

      Our performance was hindered somewhat by two factors. First was the relatively strong performance of the high-yield bond market during the first six months of the fiscal year. Although we would have liked for the fund to generate higher returns, we weren't willing to add risk to the portfolio by moving into lower-quality or cyclical corporate sectors. In part, our unwillingness was vindicated because the high-yield bond market struggled during the last six months of the fiscal year.

      The second factor inhibiting the fund's performance was its longer than average duration at the start of 1999. We had lengthened duration at the end of 1998 to capitalize on falling rates. And while we didn't expect substantially lower rates going into 1999, we were surprised that they rose so sharply in the first quarter. During the remainder of the year, we stuck to a more neutral duration, but in a rising interest rate environment, that lost performance in the first quarter proved difficult to make up.

      During the second half of the fiscal year, we fared better. We made some good moves, including an increase in the credit quality of the fund slightly by adding mortgages, and selectively building our exposure in BBB-rated bonds to increase income.

Q     WHAT'S YOUR OUTLOOK FOR THE NEW YEAR, AND HOW DO YOU PLAN TO RESPOND?

A     The overall outlook appears quite favorable for corporate bonds. The economy is growing well and corporate profits remain robust, which bodes well for the ability of companies to comfortably meet their debt payments. For that reason, we started to increase the portfolio's weighting in high-yield bonds toward the end of the fiscal year. As I mentioned, high-yield bonds underperformed during the last six months and now appear to offer compelling value. The market has suffered a bump up in default rates over the last couple of quarters, but the vibrant economy should help quell concerns regarding well-run companies.

      As for the fund's duration, we'll likely stay close to neutral. While the outlook for corporate profits appears fairly clear, the outlook for interest rates does not. The market is keying on every piece of economic data, looking for signs of incipient inflation. So far, inflation has remained in check, but unless we see some compelling evidence for interest rates to stay put, our tendency would be to adjust the fund's duration only slightly. We think there is enough value in the market currently that we can provide attractive returns without taking any undue risks.

TERMS TO KNOW

DURATION A measure of the interest rate sensitivity of a portfolio, incorporating time to maturity and coupon size. The longer the duration, the greater the interest rate risk.

EASE The effect produced when the Federal Reserve Board of Governors changes monetary policy by decreasing the federal funds rate.

FEDERAL FUNDS (Fed funds) The funds that commercial banks are required to keep on deposit at the Federal Reserve Bank in their district. In order to meet these reserve requirements, occasionally banks need to borrow funds. These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed funds market." The interest rate on these loans is called the "Fed funds rate" and is the key money market rate that influences all other short-term rates.

FEDERAL FUNDS RATE The interest rate that banks charge each other for overnight loans that are needed to meet reserve requirements. Often considered the most sensitive indicator of the direction of interest rates.

FLIGHT-TO-QUALITY BUYING A general increase by investors in their allocation to U.S. Treasuries and other high quality securities from riskier securities in time of global economic uncertainty.

HIGH-YIELD BOND A bond issued by a company, often without a long track record of sales and earnings or with questionable credit strength and that pays a higher yield to investors to help compensate for their greater risk of loss to principal and interest. High-yield bonds carry a credit rating of BB or lower from either Moody's or Standard & Poor's bond rating services and are considered to be "below investment grade" by these rating agencies. Such bonds may also be unrated. The bonds present greater risk to principal and income than higher-quality bonds.

U.S. TREASURIES Debt securities issued by the U.S. Treasury, including Treasury bills, Treasury bonds and Treasury notes. They are considered the safest of all securities. Their safety rests in the power of the U.S. government to obtain tax revenues to repay its obligations, and in its historical record of always having done so.

PERFORMANCE UPDATE

 AVERAGE ANNUAL TOTAL RETURNS*

 FOR PERIODS ENDED OCTOBER 31, 1999 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                        1-YEAR   5-YEAR   10-YEAR   LIFE OF CLASS
-------------------------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL
PRESERVATION FUND CLASS A SHARES        -5.90%   6.32%     7.12%        8.77%     (since 4/15/74)
-------------------------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL
PRESERVATION FUND CLASS B SHARES        -5.16     6.11      N/A         5.53      (since 5/31/94)
-------------------------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL
PRESERVATION FUND CLASS C SHARES        -2.19     6.38      N/A         5.78      (since 5/31/94)
-------------------------------------------------------------------------------------------------

                        [LINE GRAPH KEMPER FUND CLASS A]

                                                    KEMPER INCOME AND                                    CONSUMER PRICE INDEX++
                                                CAPITAL PRESERVATION FUND        LEHMAN BROTHERS         ----------------------
                                                        CLASS A1                AGGREGATE INDEX+
                                                -------------------------       ----------------
12/31/75                                                 9548.00                    10000.00                    10000.00
                                                        10868.00                    11560.00                    10481.00
                                                        11323.00                    11911.00                    11191.00
                                                        11693.00                    12077.00                    12201.00
                                                        11952.00                    12310.00                    13824.00
                                                        11600.00                    12643.00                    15538.00
                                                        11953.00                    13433.00                    16927.00
                                                        15969.00                    17815.00                    17583.00
12/31/83                                                17790.00                    19304.00                    18250.00
                                                        19980.00                    22228.00                    18972.00
                                                        24346.00                    27141.00                    19687.00
                                                        27893.00                    31285.00                    19910.00
                                                        28757.00                    32146.00                    20788.00
                                                        31755.00                    34681.00                    21700.00
                                                        34472.00                    39721.00                    22709.00
                                                        36707.00                    43279.00                    24095.00
12/31/91                                                43281.00                    50205.00                    24834.00
                                                        46681.00                    53921.00                    25547.00
                                                        52147.00                    59178.00                    26256.00
                                                        50385.00                    57452.00                    26959.00
                                                        61144.00                    68066.00                    27624.00
                                                        62376.00                    70538.00                    28562.00
                                                        67756.00                    77349.00                    29048.00
                                                        73106.00                    84065.00                    29516.00
10/31/99                                                71153.00                    83785.00                    30381.00

                        [LINE GRAPH KEMPER FUND CLASS B]

                                                    KEMPER INCOME AND                                    CONSUMER PRICE INDEX++
                                                CAPITAL PRESERVATION FUND        LEHMAN BROTHERS         ----------------------
                                                        CLASS B1                AGGREGATE INDEX+
                                                -------------------------       ----------------
5/31/94                                                 10000.00                    10000.00                    10000.00
                                                        10008.00                    10077.00                    10149.00
12/31/95                                                12007.00                    11938.00                    10400.00
                                                        12135.00                    12372.00                    10753.00
12/31/97                                                13059.00                    13567.00                    10936.00
                                                        13972.00                    14744.00                    11112.00
10/31/99                                                13392.00                    14695.00                    11438.00

                        [LINE GRAPH KEMPER FUND CLASS C]

                                                    KEMPER INCOME AND                                    CONSUMER PRICE INDEX++
                                                CAPITAL PRESERVATION FUND        LEHMAN BROTHERS         ----------------------
                                                        CLASS C1                AGGREGATE INDEX+
                                                -------------------------       ----------------
5/31/94                                                 10000.00                    10000.00                    10000.00
                                                        10009.00                    10077.00                    10149.00
12/31/95                                                12041.00                    11938.00                    10400.00
                                                        12174.00                    12372.00                    10753.00
12/31/97                                                13120.00                    13567.00                    10936.00
                                                        14021.00                    14744.00                    11112.00
10/31/99                                                13561.00                    14695.00                    11438.00

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

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

(1)PERFORMANCE INCLUDES REINVESTMENT OF DIVIDENDS AND ADJUSTMENT FOR THE
   MAXIMUM SALES CHARGE FOR CLASS A SHARES AND THE CONTINGENT DEFERRED SALES CHARGE IN EFFECT AT THE END OF THE PERIOD FOR CLASS B SHARES. WHEN REVIEWING THE PERFORMANCE CHART, PLEASE NOTE THAT THE INCEPTION DATE FOR THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS DECEMBER 31, 1975. AS A RESULT, WE ARE UNABLE TO ILLUSTRATE THE LIFE OF CLASS PERFORMANCE FOR KEMPER INCOME AND CAPITAL PRESERVATION FUND CLASS A SHARES. IN COMPARING THE KEMPER INCOME AND CAPITAL PRESERVATION FUND CLASS A SHARES PERFORMANCE WITH THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE CONSUMER PRICE INDEX, YOU SHOULD ALSO NOTE THAT THE FUND'S PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE, WHILE NO SUCH CHARGES ARE REFLECTED IN THE PERFORMANCE OF THE INDICES.

  +THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX GENERALLY
   REPRESENTATIVE OF INTERMEDIATE-TERM GOVERNMENT BONDS, INVESTMENT-GRADE CORPORATE DEBT SECURITIES AND MORTGAGE BACKED SECURITIES. SOURCE IS WIESENBERGER.

 ++THE CONSUMER PRICE INDEX IS A STATISTICAL MEASURE OF CHANGE, OVER TIME, IN
   THE PRICES OF GOODS AND SERVICES IN MAJOR EXPENDITURE GROUPS FOR ALL URBAN CONSUMERS. SOURCE IS WIESENBERGER.

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

--------------------------------------------------------------------------------
                                     ON 10/31/99              ON 10/31/98
--------------------------------------------------------------------------------
    CORPORATE BONDS                       60%                      44%
--------------------------------------------------------------------------------
    TREASURY BONDS AND NOTES              23                       35
--------------------------------------------------------------------------------
    MORTGAGES                             14                        9
--------------------------------------------------------------------------------
    FOREIGN BONDS                          3                        6
--------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                  --                        6
--------------------------------------------------------------------------------
                                         100%                     100%

                                    [PIE CHART]              [PIE CHART]
                                    ON 10/31/99              ON 10/31/98
YEARS TO MATURITY

--------------------------------------------------------------------------------
                                     ON 10/31/99              ON 10/31/98
--------------------------------------------------------------------------------

    1-10 YEARS                            70%                      62%
 ................................................................................
    10-20 YEARS                           12                       13
 ................................................................................
    20+ YEARS                             18                       19
 ................................................................................
    CASH AND EQUIVALENTS                  --                        6
--------------------------------------------------------------------------------
                                         100%                     100%

                                    [PIE CHART]                    [PIE CHART]
                                    ON 10/31/99                     ON 10/31/98
AVERAGE MATURITY

--------------------------------------------------------------------------------
                                    ON 10/31/99                     ON 10/31/98
--------------------------------------------------------------------------------
    AVERAGE MATURITY                 8.7 years                      8.8 years
--------------------------------------------------------------------------------

*Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

KEMPER INCOME AND CAPITAL PRESERVATION FUND

PORTFOLIO OF INVESTMENTS AT OCTOBER 31, 1999
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
    GOVERNMENT OBLIGATIONS--40.2%                                                                AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AND AGENCY              U.S. Treasury Notes,
    OBLIGATIONS--36.6%                        7.5%,   2005                                       10,000        $ 10,627
                                              7.875%, 2004                                       29,000          31,247
                                              10.75%, 2003                                       60,000          68,812
                                            Federal National Mortgage Association Agency
                                              Notes,
                                              5.75%, 2008                                         7,750           7,283
                                              6.00%, 2008                                        15,250          14,535
                                            Federal National Mortgage Association Pass
                                              Through Certificates,
                                              6.00%, 2029                                        18,721          17,448
                                              6.50%, 2013 and 2027                                6,492           6,278
                                              7.00%, 2012 and 2027                               10,761          10,628
                                            Government National Mortgage Association
                                              Pass Through Certificates,
                                              7.00%, 2029                                         4,227           4,147
                                              7.50%, 2028                                         3,052           3,060
                                            Tennessee Valley Authority, 6.25%, 2017               4,900           4,537
                                           ----------------------------------------------------------------------------
                                                                                                                178,602
-----------------------------------------------------------------------------------------------------------------------
    FOREIGN GOVERNMENT                      Province of Novia Scotia, 8.75%, 2022                 4,000           4,515
    OBLIGATIONS--3.6%                       Province of Quebec, 8.625%, 2005                      7,500           8,117
    (PRINCIPAL AMOUNT IN U.S. DOLLARS)      Repsol International Finance, 7.00%, 2005             5,000           4,896
                                           ----------------------------------------------------------------------------
                                                                                                                 17,528
                                           ----------------------------------------------------------------------------
                                            TOTAL GOVERNMENT OBLIGATIONS
                                              (Cost: $212,063)                                                  196,130
                                           ----------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    CORPORATE OBLIGATIONS--59.8%
-----------------------------------------------------------------------------------------------------------------------
    AEROSPACE AND DEFENSE--1.3%               Raytheon Co., 6.30%, 2005                           6,600           6,252
                                           ----------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    COMMUNICATIONS, MEDIA AND                 AT&T Corp., 6.000%, 2009                            4,500           4,160
    ELECTRONICS--17.9%                        BellSouth Telecommunications, Inc.
                                                6.375%, 2028                                      5,500           4,786
                                              Cablevision Systems Corp., 7.875%, 2007             8,000           7,800
                                              Chesapeake & Potomic Telephone 8.375%, 2029         5,000           5,448
                                              Comcast Cable Communications, 8.50%, 2027           2,400           2,572
                                              News America Holdings Inc.,
                                                9.25%, 2013                                       4,100           4,505
                                                8.15%, 2036                                       5,700           5,497
                                              Tele-Communications, Inc., 9.80%, 2012             12,500          14,992
                                              Time Warner Inc.,
                                                9.125%, 2013                                      7,150           8,030
                                                9.150%, 2023                                     10,200          11,705
                                              Sprint Capital Corp., 6.875%, 2028                  9,200           8,404
                                              WorldCom, Inc.
                                                6.40%, 2005                                       5,450           5,297
                                                7.75%, 2027                                       3,950           4,054
                                              -------------------------------------------------------------------------
                                                                                                                 87,250
                                              -------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    CONSUMER PRODUCTS, SERVICES AND       (a) Dayton Hudson Corp., 7.25%, 2004                    5,000           5,073
    RETAIL--7.1%                              Federated Department Stores, Inc. 6.125%,  2001     5,000           4,940
                                              May Department Stores Co., 6.875%, 2005             4,950           4,923


(DOLLARS IN THOUSANDS)

PORTFOLIO OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------
                                              Phillip Morris Companies, Inc., 7.20%, 2007         7,300        $  6,983
                                              Royal Caribbean Cruises, Ltd., 8.250%, 2005         7,480           7,711
                                              Sony Corp., 6.125%, 2003                            5,100           5,025
                                              --------------------------------------------------------------------------
                                                                                                                 34,655
                                              --------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    DURABLES--3.9%                            Delphi Automotive Systems Corp. 6.50%, 2009         3,500           3,222
                                              Lear Corp., 7.96%, 2005                             8,250           8,041
                                              TRW, Inc., 7.125%, 2009                             8,200           7,903
                                              --------------------------------------------------------------------------
                                                                                                                 19,166
                                              --------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    ENERGY AND CHEMICALS--1.9%                Conoco Inc., 5.90%, 2004                            2,000           1,925
                                              Petroleum Geo-Services, 7.50%, 2007                 7,500           7,447
                                              --------------------------------------------------------------------------
                                                                                                                  9,372
                                              --------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    FINANCIAL SERVICES--19.6%             (a) ABN AMRO, 8.25%, 2009                               7,000           7,169
                                          (a) African Development Bank, 9.30%, 2000               4,000           4,086
                                          (a) Crestar Financial Corp., 8.75%, 2004                5,000           5,369
                                              Den Danske Bank, 6.375%, 2008                       8,250           7,740
                                              FINOVA Capital Corp., 9.125%, 2002                  5,000           5,231
                                              Firstar Bank Milwaukee, 6.25%, 2002                 4,700           4,626
                                              Ford Motor Credit Co., 7.75%, 2005                  5,000           5,168
                                              General Electric Capital Corp.
                                                8.750%, 2007                                      2,100           2,315
                                                8.625%, 2008                                      3,050           3,368

                                              General Motors Acceptance Corp. 8.875%, 2010        5,000           5,586
                                          (a) Household Finance Corp., 6.50%, 2008               16,000          15,093

                                              Kansallis Osake Bank, 10.00%, 2002                  5,000           5,334

                                              NationsBank Corp., 9.50%, 2004                      5,000           5,445

                                              Northern Trust Co., 6.25%, 2008                     5,500           5,129

                                              Scotland International, 8.80%, 2004                 2,850           3,028

                                              Svenska Handelsbanken, 7.125%, 2049                 3,950           3,716

                                              Wells Fargo & Company, 8.75%, 2002                  5,000           5,248
                                                6.875%, 2006                                      2,350           2,311
                                              --------------------------------------------------------------------------
                                                                                                                 95,962
                                              --------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    TRANSPORTATION--2.9%                      Continental Airlines, Inc.,
                                          (a)   6.90%, 2017                                       3,907           3,705
                                          (a)   7.75%, 2014                                       3,813           3,772

                                              Delta Air Lines,
                                                9.32%, 2009                                       3,582           3,851
                                                9.75%, 2021                                       2,400           2,693
                                              --------------------------------------------------------------------------
                                                                                                                 14,021
                                              --------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    UTILITIES--5.2%                           Cincinnati Bell, Inc., 6.30%, 2028                  3,700           2,746
                                          (a) Cleveland Electric Illumination Co.
                                                7.67%, 2004                                       5,900           5,901
                                              Commonwealth Edison Co., 7.375%, 2004               3,225           3,269
                                                7.00%, 2005                                       1,100           1,083


PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------

                                              El Paso Electric Co., 8.90%, 2006                   7,150        $  7,479
                                              GTE North, Inc., 6.90%, 2008                        5,200           5,125
                                              --------------------------------------------------------------------------
                                                                                                                 25,603
                                              --------------------------------------------------------------------------
                                              TOTAL CORPORATE OBLIGATIONS
                                              (Cost: $302,402)                                                  292,281
                                              --------------------------------------------------------------------------
                                              TOTAL INVESTMENT PORTFOLIO--100%
                                              (Cost: $514,465)                                                 $488,411
                                              --------------------------------------------------------------------------

-------------------------------------------------------------------------------
 NOTES TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
Based on the cost of investments of $515,143 for federal income tax purposes at October 31, 1999, the gross unrealized appreciation was $1,372, the gross unrealized depreciation was $28,104 and the net unrealized depreciation on investments was $26,732.

(a) At October 31, 1999, these securities have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

At October 31, 1999, open futures contracts purchased are as follows (in thousands):

                                                      EXPIRATION                        AGGREGATE          MARKET
                    FUTURES                             MONTH          CONTRACTS      FACE VALUE($)       VALUE($)
-------------------------------------------------------------------------------------------------------------------
US Treasury Bond                                     December '99         100            (11,351)          (11,359)
-------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation on open future contracts purchased                                                (8)
-------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1999
(IN THOUSANDS)

------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------
Investment, at value
(Cost: $514,465)                                                $488,411
------------------------------------------------------------------------
Cash                                                                 329
------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                   371
------------------------------------------------------------------------
  Interest                                                        12,136
------------------------------------------------------------------------
    TOTAL ASSETS                                                 501,247
------------------------------------------------------------------------

------------------------------------------------------------------------
 LIABILITIES
------------------------------------------------------------------------

Payable for:
------------------------------------------------------------------------
  Fund shares redeemed                                             3,384
------------------------------------------------------------------------
  Dividends                                                          757
------------------------------------------------------------------------
  Daily variation margin on open futures contracts                   130
------------------------------------------------------------------------
  Management fee                                                     235
------------------------------------------------------------------------
Other accrued expenses                                               550
------------------------------------------------------------------------
    Total liabilities                                              5,056
------------------------------------------------------------------------
NET ASSETS                                                      $496,191
------------------------------------------------------------------------

------------------------------------------------------------------------
 NET ASSETS
------------------------------------------------------------------------

Net assets consist of:
  Undistributed net investment income                           $    656
------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
  Investment securities                                          (26,054)
------------------------------------------------------------------------
  Futures                                                             (8)
------------------------------------------------------------------------
Accumulated net realized loss                                    (19,349)
------------------------------------------------------------------------
Paid-in capital                                                  540,946
------------------------------------------------------------------------
NET ASSETS, AT VALUE                                            $496,191
------------------------------------------------------------------------

------------------------------------------------------------------------
 NET ASSET VALUE
------------------------------------------------------------------------

CLASS A SHARES
  Net asset value and redemption price per share ($371,763 /
  46,143 shares outstanding)                                       $8.06
------------------------------------------------------------------------
  Maximum offering price per share (net asset value, plus
  4.71% of net asset value or 4.50% of offering price)             $8.44
------------------------------------------------------------------------
CLASS B SHARES
  Net asset value and redemption price (subject to
  contingent deferred sales charge) per share ($97,975 /
  12,210 shares outstanding)                                       $8.02
------------------------------------------------------------------------
CLASS C SHARES
  Net asset value and redemption price (subject to
  contingent deferred sales charge) per share ($19,875 /
  2,469 shares outstanding)                                        $8.05
------------------------------------------------------------------------
CLASS I SHARES
  Net asset value and redemption price per share ($6,578 /
  817 shares outstanding)                                          $8.05
------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1999
(IN THOUSANDS)

NET INVESTMENT INCOME
  Interest                                                                            $ 45,068
----------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                                         3,432
----------------------------------------------------------------------------------------------
  Trustees' fees                                                                            45
----------------------------------------------------------------------------------------------
  Custodian and transfer agent and related expenses                                      1,552
----------------------------------------------------------------------------------------------
  Reports to shareholders                                                                  226
----------------------------------------------------------------------------------------------
  Auditing                                                                                  69
----------------------------------------------------------------------------------------------
  Legal                                                                                     12
----------------------------------------------------------------------------------------------
  Registration fees                                                                         10
----------------------------------------------------------------------------------------------
  Distribution fees                                                                        984
----------------------------------------------------------------------------------------------
  Administrative services fee                                                            1,409
----------------------------------------------------------------------------------------------
  Other                                                                                    122
----------------------------------------------------------------------------------------------
    Expenses, before expense reductions                                                  7,861
----------------------------------------------------------------------------------------------
    Expense reductions                                                                     (30)
----------------------------------------------------------------------------------------------
    Expenses, net                                                                        7,831
----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                   37,237
----------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from:
    Investment securities                                                              (16,634)
----------------------------------------------------------------------------------------------
    Futures                                                                              5,284
----------------------------------------------------------------------------------------------
                                                                                       (11,350)
----------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) during the
    period on:
    Investment securities                                                              (39,625)
----------------------------------------------------------------------------------------------
    Futures                                                                                 (8)
----------------------------------------------------------------------------------------------
Net gain (loss) on investment transactions                                             (50,983)
----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                                             (13,746)
----------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                                    YEAR ENDED OCTOBER 31,
                                                                ------------------------------
                                                                  1999                 1998
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------------------------------------------
Operations:
  Net investment income                                         $  37,237               39,451
----------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        (11,350)               8,202
----------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) during the
  period                                                          (39,633)               3,357
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                        (13,746)              51,010
----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income          (36,337)             (40,288)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital share
transactions                                                     (147,783)              69,865
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                (197,866)              80,587
----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
Net assets at beginning of year                                   694,057              613,470
----------------------------------------------------------------------------------------------
Net assets at end of year                                         496,191              694,057
----------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                             $     656                    0
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF
     THE FUND Kemper Income And Capital Preservation Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

                             The fund offers multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

                             Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the fund have equal rights with respect to voting subject to class specific arrangements.

                             The fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the fund in the preparation of its financial statements.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     SECURITY VALUATION. Investments are stated at
                             value. Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

                             FUTURES CONTRACTS. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). During the period, the fund purchased interest rate futures to manage the duration of the portfolio. In addition, the fund also sold interest rate futures to hedge against declines in the value of portfolio securities.

                             Upon entering into a futures contract, the fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments

NOTES TO FINANCIAL STATEMENTS

                             ("variation margin") are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the fund. When entering into a closing transaction, the fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

                             Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

                             FEDERAL INCOME TAXES. The fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required. At October 31, 1999, the fund had a net tax basis capital loss carry forward of approximately $19,357,000 which may be applied against any realized net capital taxable gains of each succeeding year until fully utilized or until October 31, 2002 ($5,031,000), October 31, 2003
                             ($2,953,000) and October 31, 2007 ($10,327,000),
                             the respective expiration dates, whichever occurs first.

                             DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income, if any, are made monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

                             The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income
                             (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the fund.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts are accreted for both tax and financial reporting purposes.
--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The fund has a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. The fund incurred a management fee of $3,432,000 for the year ended October 31, 1999.

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The fund has an underwriting and distribution services agreement with Kemper Distributors, Inc.

NOTES TO FINANCIAL STATEMENTS

                             (KDI). Underwriting commissions retained by KDI in connection with the distribution of Class A shares for the year ended October 31, 1999 are $62,000.

                             For services under the distribution services agreement, the fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges
                             (CDSC) from redemptions of Class B and Class C shares. Distribution fees and CDSC received by KDI for the year ended October 31, 1999 are $1,280,000, of which $82,000 is unpaid.

                             ADMINISTRATIVE SERVICES AGREEMENT. The fund has an administrative services agreement with KDI. For providing information and administrative services to Class A, Class B and Class C shareholders, the fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of fund accounts the firms service. Administrative services fees paid by the fund to KDI for the year ended October 31, 1999 are $1,409,000, and of which $77,000 is unpaid.
                             Additionally, $1,000 was paid to KDI affiliates.

                             SHAREHOLDER SERVICES AGREEMENTS. Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the fund. Under the agreement, KSvC received shareholder services fees of $973,000 for the year ended October 31, 1999.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. For the year ended October 31, 1999, the fund made no payments to its officers and incurred trustees' fees of $45,000 to independent trustees.

--------------------------------------------------------------------------------

4    INVESTMENT
     TRANSACTIONS            For the year ended October 31, 1999, investment
                             transactions (excluding short term instruments) are as follows (in thousands):

                             Purchases                                  $322,188

                             Proceeds from sales                         422,468

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

5    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the fund (in thousands):

                                                                                      YEAR ENDED OCTOBER 31
                                                                       ----------------------------------------------------
                                                                                1999                         1998
                                                                       -----------------------      -----------------------
                                                                       SHARES         AMOUNT        SHARES         AMOUNT
                                       ------------------------------------------------------------------------------------
                                       SHARES SOLD
                                       ------------------------------------------------------------------------------------
                                        Class A                         14,580       $ 123,394       18,576       $ 156,805
                                       ------------------------------------------------------------------------------------
                                        Class B                          6,763          56,994        7,612          65,658
                                       ------------------------------------------------------------------------------------
                                        Class C                          1,762          14,750        1,290          11,135
                                       ------------------------------------------------------------------------------------
                                        Class I                            193           1,643          779           6,803
                                       ------------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                       ------------------------------------------------------------------------------------
                                        Class A                          1,939          16,192        2,368          21,766
                                       ------------------------------------------------------------------------------------
                                        Class B                            501           4,172          457           3,685
                                       ------------------------------------------------------------------------------------
                                        Class C                             73             611           55             489
                                       ------------------------------------------------------------------------------------
                                        Class I                             56             461           50             395
                                       ------------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                       ------------------------------------------------------------------------------------
                                        Class A                        (36,037)       (297,470)     (17,035)       (145,297)
                                       ------------------------------------------------------------------------------------
                                        Class B                         (6,665)        (55,199)      (4,763)        (41,165)
                                       ------------------------------------------------------------------------------------
                                        Class C                         (1,301)        (10,803)        (475)         (4,141)
                                       ------------------------------------------------------------------------------------
                                        Class I                           (304)         (2,528)        (723)         (6,268)
                                       ------------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                       ------------------------------------------------------------------------------------
                                        Class A                            674           5,697          806           6,945
                                       ------------------------------------------------------------------------------------
                                        Class B                           (676)         (5,697)        (809)         (6,945)
                                       ------------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE) FROM
                                        CAPITAL SHARE TRANSACTIONS                   $(147,783)                   $  69,865
                                       ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6    LINE OF CREDIT          The fund and several Kemper funds (the
                             "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

--------------------------------------------------------------------------------

7    EXPENSE OFF-SET
     ARRANGEMENTS            The fund has entered into arrangements with its
                             custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $30,000, under these arrangements.

FINANCIAL HIGHLIGHTS

                                                     ----------------------------------------------------------
                                                                              CLASS A
                                                     ----------------------------------------------------------
                                                                     YEAR ENDED OCTOBER 31,
                                                     1999         1998        1997        1996        1995
                                                     ----------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                   $8.67        8.54        8.46        8.62         7.91
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                .51        .53         .57         .58           .61
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)             (.63)       .14         .08         (.15)         .72
---------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.12)       .67         .65         .43          1.33
---------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income              .49        .54         .57         .59           .62
---------------------------------------------------------------------------------------------------------------
Net asset value, end of year                         $8.06        8.67        8.54        8.46         8.62
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                         (1.45%)      8.13        8.00        5.17        17.47
---------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------
Expenses, before expense reductions                   1.08%       1.01        .97         .96           .90
---------------------------------------------------------------------------------------------------------------
Expenses, net                                         1.07%       1.01        .97         .96           .90
---------------------------------------------------------------------------------------------------------------
Net investment income                                 6.05%       6.17        6.75        6.90         7.31
---------------------------------------------------------------------------------------------------------------

                                                     ----------------------------------------------------------
                                                                              CLASS B
                                                     ----------------------------------------------------------
                                                                     YEAR ENDED OCTOBER 31,
                                                     1999         1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $8.64        8.51        8.43        8.59         7.90
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                .43        .46         .49         .50           .51
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)             (.63)       .14         .08         (.15)         .72
---------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.20)       .60         .57         .35          1.23
---------------------------------------------------------------------------------------------------------------
Less distribution from net investment income           .42        .47         .49         .51           .54
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.02        8.64        8.51        8.43         8.59
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                         (2.37)%      7.20        6.99        4.20        16.12
---------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------
Expenses, before expense reductions                   1.93%       1.88        1.90        1.93         1.81
---------------------------------------------------------------------------------------------------------------
Expenses, net                                         1.92%       1.88        1.90        1.93         1.81
---------------------------------------------------------------------------------------------------------------
Net investment income                                 5.20%       5.30        5.82        5.93         6.40
---------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                                         -----------------------------------
                                                                        CLASS C
                                                         -----------------------------------
                                                         1999    1998   1997   1996   1995
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------
Net asset value, beginning of year                      $ 8.66   8.53   8.45   8.61    7.90
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    .44   .46    .49    .50      .53
-------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                 (.62)  .14    .08   (.15)     .72
-------------------------------------------------------------------------------------------
Total from investment operations                          (.18)  .60    .57    .35     1.25
-------------------------------------------------------------------------------------------
Less distribution from net investment
income                                                     .43   .47    .49    .51      .54
-------------------------------------------------------------------------------------------
Net asset value, end of year                            $ 8.05   8.66   8.53   8.45    8.61
-------------------------------------------------------------------------------------------
TOTAL RETURN                                             (2.19)% 7.20   7.03   4.23   16.45
-------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------
Expenses, before expense reductions                       1.82%  1.86   1.86   1.90    1.78
-------------------------------------------------------------------------------------------
Expenses, net                                             1.82%  1.86   1.86   1.90    1.78
-------------------------------------------------------------------------------------------
Net investment income                                     5.30%  5.32   5.86   5.96    6.43
-------------------------------------------------------------------------------------------

                                                  -----------------------------------------
                                                                   CLASS I
                                                  -----------------------------------------
                                                    YEAR ENDED OCTOBER 31,      JULY 3 TO
                                                  ---------------------------   OCTOBER 31,
                                                   1999    1998   1997   1996    1995
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------
Net asset value, beginning of year                $ 8.67   8.53   8.45   8.61      8.52
-------------------------------------------------------------------------------------------
Income from net investment operations:
  Net investment income                              .53   .56    .59    .60        .19
-------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)           (.63)  .15    .08    (.15)      .12
-------------------------------------------------------------------------------------------
Total from investment operations                    (.10)  .71    .67    .45        .31
-------------------------------------------------------------------------------------------
Less distribution from net investment
income                                               .52   .57    .59    .61        .22
-------------------------------------------------------------------------------------------
Net asset value, end of year                      $ 8.05   8.67   8.53   8.45      8.61
-------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                      (1.23)% 8.62   8.26   5.45      3.65
-------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------
Expenses, before expense reductions                  .71%  .66    .70    .72        .62
-------------------------------------------------------------------------------------------
Expenses, net                                        .71   .66    .70    .72        .62
-------------------------------------------------------------------------------------------
Net investment income                               6.41%  6.52   7.02   7.14      6.87
-------------------------------------------------------------------------------------------

                                           ------------------------------------------------
                                                        YEAR ENDED OCTOBER 31,
                                           ------------------------------------------------
                                             1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
-------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)   $496,191   694,057   613,470   572,998   649,427
-------------------------------------------------------------------------------------------
Portfolio turnover rate                         108%      121       164        74       182
-------------------------------------------------------------------------------------------

NOTE: Total return does not reflect the effect of any sales charges. Per share data was determined based on average shares outstanding during the year ended October 31, 1999.

--------------------------------------------------------------------------------
TAX INFORMATION
--------------------------------------------------------------------------------

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Kemper Fund account, please call 1-800-621-1048.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS

KEMPER INCOME AND CAPITAL PRESERVATION FUND

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper Income And Capital Preservation Fund as of October 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1995. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1999, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper Income And Capital Preservation Fund at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1995, in conformity with generally accepted accounting principles.

                                                              Ernst & Young LLP

                                          Chicago, Illinois

                                          December 16, 1999

NOTES

NOTES

TRUSTEES&OFFICERS


TRUSTEES                          OFFICERS

JOHN W. BALLANTINE                MARK S. CASADY             MAUREEN E. KANE
Trustee                           President                  Assistant Secretary

LEWIS A. BURNHAM                  PHILIP J. COLLORA          CAROLINE PEARSON
Trustee                           Vice President and         Assistant Secretary
                                  Secretary
DONALD L. DUNAWAY                                            BRENDA LYONS
Trustee                           JOHN R. HEBBLE             Assistant Treasurer
                                  Treasurer
ROBERT B. HOFFMAN
Trustee                           ROBERT C. CESSINE
                                  Vice President
DONALD R. JONES
Trustee                           ANN M. MCCREARY
                                  Vice President
THOMAS W. LITTAUER
Trustee and Vice President        ROBERT C. PECK, JR.
                                  Vice President
SHIRLEY D. PETERSON
Trustee                           KATHRYN L. QUIRK
                                  Vice President
CORNELIA SMALL
Trustee and Vice President        LINDA J. WONDRACK
                                  Vice President
WILLIAM P. SOMMERS
Trustee


--------------------------------------------------------------------------------
LEGAL COUNSEL                   VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                222 North LaSalle Street
                                Chicago, IL 60601
--------------------------------------------------------------------------------
SHAREHOLDER SERVICE AGENT       KEMPER SERVICE COMPANY
                                P.O. Box 219557
                                Kansas City, MO 64121
--------------------------------------------------------------------------------
CUSTODIAN                       STATE STREET BANK AND TRUST COMPANY
                                225 Franklin Street
                                Boston, MA 02110
--------------------------------------------------------------------------------
TRANSFER AGENT                  INVESTORS FIDUCIARY TRUST COMPANY
                                801 Pennsylvania Avenue
                                Kansas City, MO 64105
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS            ERNST & YOUNG LLP
                                233 South Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
PRINCIPAL UNDERWRITER           KEMPER DISTRIBUTORS, INC.
                                222 South Riverside Plaza Chicago, IL 60606-5808 www.kemper.com


                                                             [KEMPER FUNDS LOGO]

Long-term investing in a short-term world(SM)

Printed on recycled paper in the U.S.A. This report is not to be distributed unless preceded or accompanied by a Kemper Income Funds prospectus.
KICPF - 2 (12/23/99) 1096640